Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of the provision for income taxes
The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2015	2014	2013
Current	$76,842	$80,859	$82,878
Deferred	21,682	75,044	(24,087)
Total income tax provision	$98,524	$155,903	$58,791

Schedule of reconciliation between the statutory federal income tax rate and the Company's effective federal income tax rate
The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(3.0)%	(1.8)%	(4.6)%
Tax credits	(0.2)%	(0.3)%	(2.0)%
State income taxes, net of federal benefit	3.2%	1.0%	3.3%
Income tax contingency provisions	—%	(1.2)%	(0.4)%
Other, net	(0.9)%	0.2%	—%
Effective federal income tax rate	34.1%	32.9%	31.3%

Schedule of reconciliation of unrecognized tax benefits
A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2015	2014	2013
Balance, beginning of year	$26,890	$21,154	$25,850
Additions to tax positions in the current year	1,383	13,931	—
Additions to tax positions in the prior year	50	—	1,497
Reductions to tax positions in the prior year	—	—	(180)
Reductions to tax positions from statutes expiring	(5,230)	(8,195)	(6,013)
Balance, end of year	$23,093	$26,890	$21,154

Schedule of tax effect of temporary differences, which give rise to the deferred tax assets and liabilities
The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2015		2014
	Deferred	Deferred	Deferred	Deferred
	tax asset	tax liability	tax asset	tax liability
Policyholder reserves	$—	$262,822	$—	$255,926
Deferred acquisition costs	—	8,533	2,467	—
Investment assets	—	221,303	—	426,477
Policyholder dividends	8,919	—	10,002	—
Net operating loss carryforward	113,637	—	122,177	—
Pension plan accrued benefit liability	79,945	—	84,351	—
Goodwill	—	33,034	—	26,022
Experience rated refunds	12,673	—	13,431	—
Tax credits	154,017	—	149,516	—
Other	19,385	—	11,865	—
Total deferred taxes	$388,576	$525,692	$393,809	$708,425

Schedule of federal net operating loss carry forwards of a subsidiary	As of December 31, 2015, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2021	$37,747
2022	136,796
2023	81,693
2028	2,215
Total	$258,451